Income Taxes (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal					$ 0	$ 0
State					0	0
Foreign					0	0
Total					0	0
Deferred:
Federal					(2,300,997)	(2,157,035)
State					(409,313)	(383,705)
Foreign					(3,676)	2,673
Change in valuation allowance					2,713,986	2,538,067
Total					0	0
Components of Net Loss Before Provision for Income Taxes [Abstract]
Domestic					(10,595,457)	(12,031,115)
Foreign					165,618	399,721
NET LOSS	$ (3,633,020)	$ (2,734,431)	$ (6,634,168)	$ (4,931,748)	(10,429,839)	(11,631,394)
Tax benefit at statutory rate					$ (2,071,322)	$ (2,442,593)